Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock High Yield Portfolio	Sep. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 491
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	894
Expense Example, with Redemption, 10 Years	1,497
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,712
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	$ 1,398